Related Party Transactions	12 Months Ended
Apr. 30, 2025
Related party transactions [abstract]
RELATED PARTY TRANSACTIONS
14.
RELATED PARTY TRANSACTIONS

Key management personnel are those persons having authority and responsibility for planning, directing and controlling the activities of the Company. Key management consists of Dr. Jennifer Bath, President and CEO; Joseph Scheffler, Interim CFO; Kristin Taylor, former CFO; Brad McConn, former CFO; Dr. Stefan Lang, former Chief Business Officer; Dr. Ilse Roodink, Chief Scientific Officer; Lisa Helbling, former Director and Chief Financial Officer, Dr. Barry Duplantis, former Vice President of Client Relations; Dr. Yasmina Abdiche, former Chief Scientific Officer; and Directors of the Company. During the years ended April 30, 2025, 2024 and 2023, the compensation for key management is as follows:

(in thousands)	2025 $	2024 $	2023 $
Salaries and other short-term benefits	3,828	2,454	2,632
Severance (included in salaries)	—	60	183
Share-based expense	386	928	986
Director compensation (included in salaries)	275	343	335
	4,489	3,785	4,136

At April 30, 2025, included in accounts payable and accrued liabilities is nil (April 30, 2024 - $0.3 million and 2023 - $0.9 million) due to related parties. The amounts payable are non-interest bearing and unsecured.